3. Patents (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of patents	$ 9,000	$ 9,000
Weighted average remaining life of patents	4 years 9 months 18 days